Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Schedule of Depreciation Rates Used for Each Class of Depreciable Assets

Depreciation is calculated on a straight-line basis to write the net cost of each item of plant and equipment over their expected useful lives. The depreciation rates used for each class of depreciable assets are generally as follows:

Class of fixed assets	Depreciation rate
Office Furniture and Equipment	3-5 years
Machinery	3-5 years

Schedule of New Standards and Amendments to Standards

New standards and amendments to standards are effective for annual periods beginning after 1 January 2026 and earlier application is permitted; however, the Group has not early adopted them in preparing these Consolidated Financial Statements.

New or Amended Standard Forthcoming requirements	Title of the Standard	Effective for Annual Periods Beginning on or After
Classification and measurement of Financial Statements	Amendments to IFRS 7 and IFRS 9	January 1, 2026
Annual Improvements to IFRS	Annual Improvements to IFRS Accounting Standards Volume 11	January 1, 2026
Presentation and Disclosures of Financial Statements	IFRS 18	January 1, 2027
Subsidiaries without Public Accountability: Disclosures	IFRS 19	January 1, 2027